Derivative instruments and hedging activities (Tables)	6 Months Ended
Sep. 30, 2021
Derivative Instruments and Hedging Activities [Abstract]
Significant concentration of exposures to credit risk in OTC derivatives

	Billions of yen
	March 31, 2021
	Gross fair value of derivative assets	Impact of master netting agreements	Impact of collateral	Net exposure to credit risk
Financial institutions	¥13,474	¥(11,473)	¥(1,500)	¥501

	Billions of yen
	September 30, 2021
	Gross fair value of derivative assets	Impact of master netting agreements	Impact of collateral	Net exposure to credit risk
Financial institutions	¥11,375	¥(9,566)	¥(1,466)	¥343

Volume of derivative activity in statement of financial position

		Billions of yen
		March 31, 2021
		Derivative assets	Derivative liabilities
	Total Notional (1)	Fair value	Fair value (1)
Derivatives used for trading and non-trading purposes (2)(3) :
Equity contracts	¥40,396	¥1,402	¥2,229
Interest rate contracts	2,524,407	9,617	9,023
Credit contracts	38,850	455	523
Foreign exchange contracts	351,662	4,511	4,402
Commodity contracts	334	1	0

Total	¥2,955,649	¥15,986	¥16,177

Derivatives designated as hedging instruments:
Interest rate contracts	¥1,168	¥15	¥14
Foreign exchange contracts	130	5	—

Total	¥1,298	¥20	¥14

Total derivatives	¥2,956,947	¥16,006	¥16,191

		Billions of yen
		September 30, 2021
		Derivative assets	Derivative liabilities
	Total Notional (1)	Fair value	Fair value (1)
Derivatives used for trading and non-trading purposes (2)(3) :
Equity contracts	¥36,347	¥1,154	¥1,540
Interest rate contracts	2,660,846	8,291	7,669
Credit contracts	40,917	426	479
Foreign exchange contracts	359,352	3,616	3,570
Commodity contracts	338	3	0

Total	¥3,097,800	¥13,490	¥13,258

Derivatives designated as hedging instruments:
Interest rate contracts	¥1,779	¥6	¥6
Foreign exchange contracts	136	2	—

Total	¥1,915	¥8	¥6

Total derivatives	¥3,099,715	¥13,498	¥13,264

(1)	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
(2)
Each derivative classification includes derivatives referencing multiple risk components. For example, certain interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.

(3)
As of March 31, 2021 and September 30, 2021, the amounts reported include derivatives used for non-trading
purposes which are not designated as fair value or net investment hedges. These amounts have not been separately presented since such amounts were not significant.

Offsetting of derivatives instruments and related collateral amounts
Notes to the Interim Consolidated Financial Statements—(Continued) (UNAUDITED)

	Billions of yen		Billions of yen
	March 31, 2021		September 30, 2021
	Derivative assets	Derivative liabilities (1)	Derivative assets	Derivative liabilities (1)
Equity contracts
OTC settled bilaterally	¥904	¥1,439	¥720	¥904
Exchange-traded	498	790	434	636
Interest rate contracts
OTC settled bilaterally	8,456	7,871	7,446	6,810
OTC centrally-cleared	1,147	1,146	826	844
Exchange-traded	29	20	25	21
Credit contracts
OTC settled bilaterally	169	251	157	224
OTC centrally-cleared	282	269	267	254
Exchange-traded	4	3	2	1
Foreign exchange contracts
OTC settled bilaterally	4,516	4,402	3,618	3,570
Commodity contracts
OTC settled bilaterally	0	0	0	0
Exchange-traded	1	0	3	0

Total gross derivative balances (2)	¥16,006	¥16,191	¥13,498	¥13,264
Less: Amounts offset in the consolidated balance sheets (3)	(14,786)	(14,697)	(12,333)	(11,994)

Total net amounts reported on the face of the consolidated balance sheets (4)	¥1,220	¥1,494	¥1,165	¥1,270
Less: Additional amounts not offset in the consolidated balance sheets (5)
Financial instruments and non-cash collateral	(240)	(310)	(334)	(232)

Net amount	¥980	¥1,184	¥831	¥1,038

(1)	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
(2)
Includes all gross derivative asset and liability balances irrespective of whether they are transacted under a master netting agreement or whether Nomura has obtained sufficient evidence of enforceability of the master netting agreement. As of March 31, 2021, the gross balance of derivative assets and derivative liabilities which are not documented under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥392 billion and ¥589 billion, respectively. As of September 30, 2021, the gross balance of such derivative assets and derivative liabilities was ¥364 billion and ¥565 billion, respectively.

(3)
Represents amounts offset through counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives under master netting and similar agreements for which Nomura has obtained sufficient evidence of enforceability in accordance with ASC 815. As of March 31, 2021, Nomura offset a total of ¥1,594 billion of cash collateral receivables against net derivative liabilities and ¥1,683 billion of cash collateral payables against net derivative assets. As of September 30, 2021, Nomura offset a total of ¥1,158 billion of cash collateral receivables against net derivative liabilities and ¥1,497 billion of cash collateral payables against net derivative assets.

(4)
Net derivative assets and net derivative liabilities are generally reported within
Trading assets and private equity and debt investments—Trading assets
and
Trading liabilities
, respectively in the consolidated balance sheet. Bifurcated embedded derivatives are reported within
Short-term borrowings
or
Long-term borrowings
depending on the maturity of the underlying host contract.

(5)
Represents amounts which are not permitted to be offset on the face of the consolidated balance sheets in accordance with
ASC 210-20
and ASC
815 but which provide Nomura with a legally enforceable right of offset in the event of counterparty default. Amounts relating to derivative and collateral agreements where Nomura has not yet obtained sufficient evidence of enforceability of such offsetting rights are excluded. As of March 31, 2021, a total of ¥283 billion of cash collateral receivables and ¥572 billion of cash collateral payables, including amounts reported in the table, have not been offset against net derivatives. As of September 30, 2021, a total of ¥241 billion of cash collateral receivables and ¥523 billion of cash collateral payables, including amounts reported in the table, have not been offset against net derivatives.

Derivative amounts included in consolidated statements of income
The following table presents amounts included in the consolidated statements of income for the six months ended September 30, 2020 and 2021 related to derivatives used for trading and non-trading
purposes by type of underlying derivative contract.

	Billions of yen
	Six months ended September 30
	2020	2021
Derivatives used for trading and non-trading purposes (1)(2) :
Equity contracts	¥90	¥(185)
Interest rate contracts	176	16
Credit contracts	(85)	2
Foreign exchange contracts	(52)	26
Commodity contracts	(10)	33

Total	¥119	¥(108)

	Billions of yen
	Three months ended September 30
	2020	2021
Derivatives used for trading and non-trading purposes (1)(2) :
Equity contracts	¥(47)	¥(117)
Interest rate contracts	40	7
Credit contracts	(78)	(8)
Foreign exchange contracts	7	(43)
Commodity contracts	(5)	10

Total	¥(83)	¥(151)

(1)
Each derivative classification includes derivatives referencing multiple risk components. For example, interest rates contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.

(2)
Includes net gains (losses) on derivatives used for
non-trading
purposes which are not designated as fair value or net investment hedges. For the six and three months ended September 30, 2020 and 2021, these amounts have not been separately presented as net gains (losses) for these non-trading
derivatives were not significant.

Schedule of carrying value hedged items

	Billions of yen
Line items in the statement of financial position in which the hedged item is included:	Carrying amount of the hedged assets/liabilities		Cumulative gains/(losses) of fair value hedging adjustment included in the carrying amount of the hedged assets/liabilities
	March 31, 2021	September 30, 2021	March 31, 2021	September 30, 2021
Long-term borrowings	¥1,164	¥1,773	¥2	¥5

Total	¥1,164	¥1,773	¥2	¥5

Fair value hedges
The following table presents amounts included in the consolidated statements of income for the six and three months ended September 30, 2020 and 2021 related to derivatives designated as fair value hedges by type of underlying derivative contract and the nature of the hedged item.

	Billions of yen
	Six months ended September 30
	2020	2021

Derivatives designated as hedging instruments:
Interest rate contracts	¥(1)	¥(3)

Total	¥(1)	¥(3)

Hedged items:
Long-term borrowings	¥1	¥3

Total	¥1	¥3

	Billions of yen
	Three months ended September 30
	2020	2021
Derivatives designated as hedging instruments:
Interest rate contracts	¥1	¥5

Total	¥1	¥5

Hedged items:
Long-term borrowings	¥(1)	¥(5)

Total	¥(1)	¥(5)

Net investment hedges

	Billions of yen
	Six months ended September 30
	2020	2021
Hedging instruments:
Foreign exchange contracts	¥(7)	¥2

Total	¥(7)	¥2

	Billions of yen
	Three months ended September 30
	2020	2021
Hedging instruments:
Foreign exchange contracts	¥(5)	¥4

Total	¥(5)	¥4

Written credit derivatives and purchased credit protection

	Billions of yen
	March 31, 2021
		Maximum potential payout/Notional					Notional
			Years to maturity				Purchased credit protection
	Carrying value (Asset) / Liability (1)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Single-name credit default swaps	¥(80)	¥7,035	¥1,318	¥2,297	¥2,642	¥778	¥5,452
Credit default indices	(246)	10,235	1,271	4,065	3,989	910	7,737
Other credit risk related portfolio products	10	396	73	180	131	12	280
Credit-risk related options and swaptions	0	39	—	—	39	—	33

Total	¥(316)	¥17,705	¥2,662	¥6,542	¥6,801	¥1,700	¥13,502

	Billions of yen
	September 30, 2021
		Maximum potential payout/Notional					Notional
			Years to maturity				Purchased credit protection
	Carrying value (Asset) / Liability (1)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Single-name credit default swaps	¥(93)	¥7,037	¥1,147	¥2,645	¥2,393	¥852	¥5,400
Credit default indices	(231)	10,826	1,621	4,809	3,429	967	8,356
Other credit risk related portfolio products	5	473	51	162	244	16	358
Credit-risk related options and swaptions	0	7	—	—	7	—	7

Total	¥(319)	¥18,343	¥2,819	¥7,616	¥6,073	¥1,835	¥14,121

(1)
Carrying value amounts are shown on a gross basis prior to cash collateral or counterparty netting. Asset balances represent positive fair value amounts caused by tightening of credit spreads of underlyings since inception of the credit derivative contracts.

Written credit derivatives by external credit rating of underlying asset

	Billions of yen
	March 31, 2021
	Maximum potential payout/Notional
	AAA	AA	A	BBB	BB	Other (1)	Total
Single-name credit default swaps	¥198	¥1,218	¥1,887	¥2,098	¥753	¥881	¥7,035
Credit default indices	114	128	1,880	6,294	1,415	404	10,235
Other credit risk related portfolio products	—	—	4	237	58	97	396
Credit-risk related options and swaptions	—	—	—	32	7	—	39

Total	¥312	¥1,346	¥3,771	¥8,661	¥2,233	¥1,382	¥17,705

	Billions of yen
	September 30, 2021
	Maximum potential payout/Notional
	AAA	AA	A	BBB	BB	Other (1)	Total
Single-name credit default swaps	¥200	¥1,226	¥1,920	¥2,153	¥738	¥800	¥7,037
Credit default indices	96	193	2,982	5,719	1,431	405	10,826
Other credit risk related portfolio products	—	—	3	309	58	103	473
Credit-risk related options and swaptions	—	—	—	—	7	—	7

Total	¥296	¥1,419	¥4,905	¥8,181	¥2,234	¥1,308	¥18,343

(1)	“Other” includes credit derivatives where the credit rating of the underlying reference asset is below investment grade or where a rating is unavailable.